Fees Summary	Apr. 02, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 13,672,001.08
Total Fee Amount	1,888.10
Total Offset Amount	0.00
Net Fee	$ 1,888.10
Offering Table N/A
Offset Table N/A	N/A